Cover	May 15, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A to the Current Report on Form 8-K of Heart Test Laboratories, Inc. (the “Company”), originally filed with the U.S. Securities and Exchange Commission on May 15, 2024 (the “Original Filing”), is being filed solely to clarify that as a result of the Reverse Stock Split (as defined below) (i) only the Company’s Common Stock (and not the Company’s public Warrants) will begin trading on a split-adjusted basis on The Nasdaq Capital Market anticipated to take place at the market open on May 17, 2024, and (ii) equitable adjustments corresponding to the Reverse Stock Split ratio will be made to the Company’s outstanding Warrants, including the Company’s public Warrants, as provided below. Except as described herein, no other changes have been made to the Original Filing.
Document Period End Date	May 15, 2024
Current Fiscal Year End Date	--04-30
Entity File Number	001-41422
Entity Registrant Name	Heart Test Laboratories, Inc.
Entity Central Index Key	0001468492
Entity Tax Identification Number	26-1344466
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	550 Reserve Street, Suite 360
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	682
Local Phone Number	237-7781
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	HSCS
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	HSCSW
Security Exchange Name	NASDAQ